CONTINGENT FORWARD CONTRACTS (Tables)	12 Months Ended
Dec. 31, 2020
Derivative [Line Items]
Schedule of financial assets and liabilities subject to fair value measurements on a recurring basis

The following table sets forth the Company’s financial assets and liabilities subject to fair value measurements on a recurring basis by level within the fair value hierarchy as of December 31, 2020 (in thousands):

	Level 1	Level 2	Level 3	Total
Assets:
Short-term investment –
Certificates of deposit	$—	$505	$—	$505
Restricted cash – short term	11,278	—	—	11,278
Restricted cash – long term	14,728	—	—	14,728
Total assets	$26,006	$505	$—	$26,511
Liabilities:
Convertible preferred share warrant liability	$—	$—	$2,960	$2,960
Total liabilities	$—	$—	$2,960	$2,960

The following table sets forth the Company’s financial assets and liabilities subject to fair value measurements on a recurring basis by level within the fair value hierarchy as of December 31, 2019 (in thousands):

	Level 1	Level 2	Level 3	Total
Assets:
Short-term investment −
Certificate of deposit	$—	$505	$—	$505
Restricted cash – short term	19,767	—	—	19,767
Restricted cash – long term	8,200	—	—	8,200
Total assets	$27,967	$505	$—	$28,472
Liabilities:
Convertible preferred share warrant liability	$—	$—	$1,755	$1,755
Contingent forward contracts liability	—	—	30,844	30,844
Total liabilities	$—	$—	$32,599	$32,599

Series D convertible preferred shares
Derivative [Line Items]
Schedule of financial assets and liabilities subject to fair value measurements on a recurring basis

Settlement date	3/31/2020	6/30/2020
Expected term	—	—
Contingent Series D convertible preferred shares fair value (per share)	$2.64	$2.69
Present value factor	1.0000	1.0000
Estimated probability of satisfying milestones	100%	100%

Series E convertible preferred shares
Derivative [Line Items]
Schedule of financial assets and liabilities subject to fair value measurements on a recurring basis

Effective date	9/22/2020	12/31/2020
Expected term	0.25 Years	—
Contingent Series E convertible preferred shares fair value (per share)	$2.99	$3.82
Present value factor	0.9999	1.0000
Estimated probability of satisfying milestones	95%	100%

Series D contingent forward contract liability
Derivative [Line Items]
Schedule of financial assets and liabilities subject to fair value measurements on a recurring basis

Effective date	9/20/2018
Coupon payment dates	Semi-Annual
Maturity date	03/20/2020
Initial term	1.5 Years
Interest rate (coupon rate)	8.00%
Yield (market rate)	8.00%
Effective interest rate	2.47%